Strategic Investments - High Tide Inc. (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Jun. 14, 2019 CAD ($) $ / shares shares	Jun. 30, 2019 CAD ($) year $ / shares	Jun. 30, 2018 CAD ($)	Dec. 12, 2018 CAD ($) $ / shares
Disclosure of financial assets [line items]
Unrealized gain (loss) on marketable securities		$ (16,199)	$ 173,387
Derivatives and Convertible Debentures at FVTPL
Disclosure of financial assets [line items]
Unrealized gain (loss) on marketable securities		(16,199)	$ 173,387
Derivatives and Convertible Debentures at FVTPL | High Tide
Disclosure of financial assets [line items]
Number of share purchase warrants received (in shares) | shares	1,333,333
Composition of financial assets purchased, number of common shares per warrant (in shares) | shares	1
Exercise price of warrants (in CAD per share) | $ / shares	$ 0.85
Financial assets purchased, warrants, exercise period	2 years
Derivatives and Convertible Debentures at FVTPL | Convertible Debentures | High Tide
Disclosure of financial assets [line items]
Notional amount	$ 1,000			$ 10,000
Interest rate	10.00%			8.50%
Convertible debenture convertible into units, price per unit (in CAD per share) | $ / shares	$ 0.75			$ 0.75
Proportion of ownership interest in investment, percentage restriction				9.90%
Financial assets, at fair value		10,200
Unrealized gain (loss) on marketable securities		$ (800)
Quoted market price (in CAD per share) | $ / shares		$ 0.36
Interest rate, significant unobservable inputs, assets		13.54%
Dividend yield		0.00%
Historical stock price volatility		70.00%
Expected life | year		1.46